Pension Plans and Similar Obligations - Plan Asset Allocation (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Pension Plans and Similar Obligations
Total plan assets	€ 1,833	€ 1,623
Level 1
Pension Plans and Similar Obligations
Total plan assets	714	611
Equity investments	190	170
Corporate bonds	233	190
Insurance policies	59	41
Not Quoted in an Active Market
Pension Plans and Similar Obligations
Total plan assets	1,120	1,012
Equity investments	0	0
Corporate bonds	0	0
Insurance policies	€ 1,120	€ 1,012